Cash and bank balances (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Summary of Cash and Bank Balances

	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000
Current
Cash and cash equivalents	5,544,376	5,915,916	824,656
Short-term bank deposits (i)	467,096	397,187	55,366
Restricted cash	27,999	120,490	16,796
	6,039,471	6,433,593	896,818
Cash and bank balances	6,039,471	6,433,593	896,818

Note:

This short-term bank deposits relate to bank deposits with initial maturities of more than three months and subject to more than insignificant risk of changes in value upon withdrawal before maturity. The interest rate of these bank deposits as of December 31, 2024 for the Group ranged from 2.4% to 5.5% (2023: 2.8% to 5.8%).
Summary of cash and cash equivalents

Cash and cash equivalents comprise the following at December 31:

	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000
Cash at banks and on hand	4,963,232	5,517,049	769,055
Short-term bank deposits (ii)	581,144	398,867	55,601
Cash and cash equivalents	5,544,376	5,915,916	824,656
This relates to the short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. The interest rate of the deposits as of December 31, 2024 for the Group ranged from 2.3% to 4.9% (2023: 2.5% to 5.7%).